EQUITY METHOD INVESTMENT (Details Narrative)	Mar. 31, 2026 $ / shares	Mar. 10, 2026 $ / shares shares	Mar. 31, 2025 $ / shares
Schedule of Equity Method Investments [Line Items]
Common shares par value	$ 0.001		$ 0.001
Agentic Intelligence Limited [Member]
Schedule of Equity Method Investments [Line Items]
Investment owned balance shares | shares		30
Common shares par value		$ 0.001
Purchase consideration per share		$ 0.03
Ownership percentage	30.00%